PROPERTY AND EQUIPMENT - Disclosure of detailed information about property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 644
Property, plant and equipment at end of period	746	$ 644
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,416	1,217
Additions	165	199
Disposals and derecognition	(64)
Property, plant and equipment at end of period	1,517	1,416
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	772	751
Additions	63	21
Disposals and derecognition	(64)
Property, plant and equipment at end of period	771	772
Computer [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0	0
Computer [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	110	110
Additions	0	0
Disposals and derecognition	(59)
Property, plant and equipment at end of period	51	110
Computer [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	110	110
Additions	0	0
Disposals and derecognition	(59)
Property, plant and equipment at end of period	51	110
Field [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	82
Property, plant and equipment at end of period	210	82
Field [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	162	87
Additions	165	75
Disposals and derecognition	(5)
Property, plant and equipment at end of period	322	162
Field [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	80	60
Additions	37	20
Disposals and derecognition	(5)
Property, plant and equipment at end of period	112	80
Office [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0	0
Office [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2	2
Additions	0	0
Disposals and derecognition	0
Property, plant and equipment at end of period	2	2
Office [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2	2
Additions	0	0
Disposals and derecognition	0
Property, plant and equipment at end of period	2	2
Building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	143
Property, plant and equipment at end of period	117	143
Building [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	723	599
Additions	0	124
Disposals and derecognition	0
Property, plant and equipment at end of period	723	723
Building [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	580	579
Additions	26	1
Disposals and derecognition	0
Property, plant and equipment at end of period	606	580
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	419
Property, plant and equipment at end of period	419	419
Land [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	419	419
Additions	0	0
Disposals and derecognition	0
Property, plant and equipment at end of period	419	419
Land [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Additions	0	0
Disposals and derecognition	0
Property, plant and equipment at end of period	$ 0	$ 0